Schedule of credit loss allowance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	$ 480,643	$ 169,485	$ 175,178
Credit Card 1 [Member]
IfrsStatementLineItems [Line Items]
Additions	459,759	312,446	324,326
Reversals	(148,158)	(151,676)	(135,344)
Net increase of loss allowance (note 13)	311,601	160,770	188,982
Recovery	(22,494)	(18,202)	(18,789)
Allowance account for credit losses of financial assets	289,107	142,568	170,193
Loans To Customer [Member]
IfrsStatementLineItems [Line Items]
Additions	246,044	41,105	4,985
Reversals	(53,966)	(14,085)
Net increase of loss allowance (note 13)	192,078	27,020	4,985
Recovery	(542)	(103)
Allowance account for credit losses of financial assets	$ 191,536	$ 26,917	$ 4,985